Sales, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales, General and Administrative Expenses [Abstract]
Legal expenses	$ 66	$ 182	$ 596